UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2007

[LOGO OF USAA]
    USAA(R)

                         USAA TAX EXEMPT SHORT-TERM Fund


                      3RD QUARTER Portfolio of Investments


                                DECEMBER 31, 2007

                                                                      (Form N-Q)

48458-0208                           (copyright)2008, USAA. All rights reserved.
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USAA TAX EXEMPT SHORT-TERM FUND
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CATEGORIES AND DEFINITIONS
FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Continental Casualty Co., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: La Salle Bank, N.A., Merrill Lynch & Co., Inc., Societe Generale, or Sun Trust Bank.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)


(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement by one of the following: Government National Mortgage Assoc., Merrill Lynch & Co., Inc., or Texas Permanent School Fund.




PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
EDA            Economic Development Authority
ETM            Escrowed to final maturity
IDA            Industrial Development Authority/Agency
IDB            Industrial Development Board
ISD            Independent School District
PRE            Prerefunded to a date prior to maturity
USD            Unified School District
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DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (56.2%)

               ALABAMA (1.1%)

$    2,000     Mobile IDB                                  4.65%         12/01/2011         $  1,998
     1,165     Montgomery Medical Clinic Board             4.50           3/01/2012            1,158
     1,265     Montgomery Medical Clinic Board             4.50           3/01/2013            1,251
     1,200     Montgomery Medical Clinic Board             4.50           3/01/2014            1,180
     2,480     Montgomery Medical Clinic Board             4.50           3/01/2015            2,423
     2,595     Montgomery Medical Clinic Board             4.50           3/01/2016            2,511
     1,000     Prattville IDB                              4.90           9/01/2008            1,002
                                                                                          -----------
                                                                                              11,523
                                                                                          -----------
               ALASKA (0.6%)

       245     North Slope Borough (INS) (ETM)             4.60 (a)       6/30/2008              241
     6,255     North Slope Borough (INS)                   4.60 (a)       6/30/2008            6,160
                                                                                          -----------
                                                                                               6,401
                                                                                          -----------
               ARIZONA (0.7%)

     1,495     Health Facilities Auth.                     4.00           4/01/2010            1,498
     1,350     Health Facilities Auth.                     4.00           4/01/2012            1,343
     1,010     Pinal County Correctional Facilities IDA
                    (INS)                                  5.00          10/01/2010            1,010
     1,000     Pinal County Correctional Facilities IDA
                    (INS)                                  5.25          10/01/2012           1 ,005
     1,000     Pinal County Correctional Facilities IDA
                    (INS)                                  5.25          10/01/2013            1,004
     1,710     Pinal County Correctional Facilities IDA
                    (INS)                                  5.25          10/01/2014            1,715
                                                                                          -----------
                                                                                               7,575
                                                                                          -----------
               ARKANSAS (0.1%)

     1,310     Springdale (INS)                            4.00           7/01/2016            1,338
                                                                                          -----------
               CALIFORNIA (2.1%)

       500     Community Medical Centers Municipal
                    Finance Auth.                          5.00           2/01/2009              503
     5,000     Golden State Tobacco Securitization
                    Corp.                                  5.00           6/01/2015            5,057
     7,000     Golden State Tobacco Securitization
                    Corp.                                  5.00           6/01/2016            7,026
     3,000     Golden State Tobacco Securitization
                    Corp.                                  5.00           6/01/2017            2,997
     2,000     Salinas USD (INS)                           4.21 (a)       6/01/2014            1,562
     1,000     Salinas USD (INS)                           4.21 (a)      10/01/2014              771
     1,040     Santa Rosa Rancheria Tachi Yokut Tribe (b)  4.50           3/01/2011            1,038
     1,750     Santa Rosa Rancheria Tachi Yokut Tribe (b)  4.88           3/01/2016            1,778
                                                                                          -----------
                                                                                              20,732
                                                                                          -----------
               COLORADO (1.8%)

       570     Beacon Point Metropolitan District (LOC -
                    Compass Bank)                          4.38          12/01/2015              581
     1,250     Denver Health and Hospital Auth.  (ETM)     5.25          12/01/2008            1,275
     1,000     Denver Health and Hospital Auth.            5.00          12/01/2014            1,020
     1,000     Denver Health and Hospital Auth.            5.00          12/01/2015            1,018
     1,475     Denver Health and Hospital Auth.            5.00          12/01/2016            1,494

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DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$    2,000     Health Facilities Auth.                     5.00%          6/01/2012        $   2,068
     1,335     Health Facilities Auth.                     5.00           6/01/2013            1,385
     2,000     Health Facilities Auth.                     5.00           6/01/2015            2,077
     2,000     Health Facilities Auth.                     5.00          11/15/2015            2,097
     3,000     Health Facilities Auth.                     5.00          11/15/2016            3,140
     2,070     High Plains Metropolitan District (LOC -
                    Compass Bank)                          4.38          12/01/2015            2,109
                                                                                          -----------
                                                                                              18,264
                                                                                          -----------
               DISTRICT OF COLUMBIA (0.4%)

     4,200     Community Academy (INS)                     4.50           5/01/2017            3,877
                                                                                          -----------
               FLORIDA (0.7%)

     1,340     Clay County Dev. Auth.                      3.95           3/01/2011            1,362
     3,700     Jacksonville Economic Dev. Commission       4.00           3/01/2011            3,766
     2,000     Palm Beach County School Board (INS)        5.00           8/01/2015            2,164
                                                                                          -----------
                                                                                               7,292
                                                                                          -----------
               GUAM (0.2%)

     1,000     Education Financing Foundation              4.00          10/01/2013              996
       760     Education Financing Foundation              5.00          10/01/2014              799
                                                                                          -----------
                                                                                               1,795
                                                                                          -----------
               HAWAII (0.5%)

     4,720     Honolulu (INS)                              5.00           7/01/2008            4,767
                                                                                          -----------
               IDAHO (0.1%)

     1,005     Health Facilities Auth.  (ETM)              5.38           5/01/2008            1,008
                                                                                          -----------
               ILLINOIS (3.3%)

     2,515     Chicago                                     6.13          12/01/2012            2,611
    20,000     Chicago Board of Education (INS)            4.50 (a)      12/01/2009           18,785
     2,000     Health Facilities Auth. (INS)               4.25           2/15/2008            2,003
     1,195     Health Facilities Auth. (INS)               5.00           2/15/2009            1,219
     1,000     Housing Dev. Auth.                          4.15           1/01/2014            1,015
       530     Housing Dev. Auth.                          4.20           1/01/2014              539
       915     Housing Dev. Auth.                          4.15           7/01/2014              930
     1,145     Housing Dev. Auth.                          4.20           7/01/2015            1,160
       625     Housing Dev. Auth.                          4.30           1/01/2016              635
       575     Housing Dev. Auth.                          4.35           1/01/2016              587
     3,596     Pingree Grove                               5.25           3/01/2015            3,590
                                                                                          -----------
                                                                                              33,074
                                                                                          -----------
               INDIANA (0.9%)

     2,060     Health & Educational Facility Auth.         5.00           2/15/2013            2,130
     3,000     Health Facility Financing Auth. (INS)       5.00          11/01/2009            3,094
     3,750     Port Commission                             4.10           5/01/2012            3,750
                                                                                          -----------
                                                                                               8,974
                                                                                          -----------

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DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
               IOWA (0.1%)

$    1,000     Lansing                                     3.60%         11/01/2008        $   1,000
                                                                                          -----------
               KANSAS (1.3%

     2,000     La Cygne (INS)                              4.05           3/01/2015            2,020
    11,250     Wyandotte County                            4.75          12/01/2016           11,197
                                                                                          -----------
                                                                                              13,217
                                                                                          -----------
               LOUISIANA (0.2%)

     2,090     Jefferson Parish School Board (INS)         4.90 (a)       3/01/2008            2,079
                                                                                          -----------
               MARYLAND (1.4%)

    10,000     Anne Arundel County                         4.10           7/01/2014           10,016
     3,745     Health and Higher Education Facilities
                    Auth.  (acquired 3/05/2003; cost
                    $3,745)(c)                             5.00           2/01/2013            3,836
                                                                                          -----------
                                                                                              13,852
                                                                                          -----------
               MASSACHUSETTS (1.6%)

    12,575     Commonwealth  (ETM)                         5.50           6/01/2008           12,703
     1,425     Commonwealth  (ETM)                         5.50           6/01/2008            1,440
     1,640     Health and Educational Facilities Auth.
                    (INS)                                  5.25           7/01/2008            1,640
                                                                                          -----------
                                                                                              15,783
                                                                                          -----------
               MICHIGAN (0.5%)

     1,000     Hospital Finance Auth.  (ETM)               5.50          10/01/2008            1,018
     1,000     Hospital Finance Auth.                      5.00          11/15/2014            1,043
     1,000     Hospital Finance Auth.                      5.00          11/15/2015            1,043
     2,400     Wayne County (INS)                          5.63           5/01/2011            2,487
                                                                                          -----------
                                                                                               5,591
                                                                                          -----------
               MINNESOTA (0.2%)

     1,000     Higher Education Facilities Auth.           4.00           4/01/2015              991
       250     St. Paul Housing and Redevelopment Auth.    5.00           5/15/2013              256
       250     St. Paul Housing and Redevelopment Auth.    5.00           5/15/2014              256
       250     St. Paul Housing and Redevelopment Auth.    5.00           5/15/2015              256
       300     St. Paul Housing and Redevelopment Auth.    5.00           5/15/2016              305
       325     St. Paul Housing and Redevelopment Auth.    5.25           5/15/2017              335
                                                                                          -----------
                                                                                               2,399
                                                                                          -----------
               MISSISSIPPI (1.7%)

     5,155     Lafayette County  (ETM)                     5.50           3/01/2009            5,228
     1,500     Mississippi Hospital Equipment and
                    Facilities Auth.                       5.00           8/15/2013            1,559
     2,280     Mississippi Hospital Equipment and
                    Facilities Auth.                       5.00           8/15/2014            2,372
     4,330     Mississippi Hospital Equipment and
                    Facilities Auth.                       5.00          12/01/2014            4,435
     1,000     Mississippi Hospital Equipment and
                    Facilities Auth.                       5.00           8/15/2015            1,040

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DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$    2,000     Mississippi Hospital Equipment and
                    Facilities Auth.                       5.00%          8/15/2016        $   2,076
                                                                                          -----------
                                                                                              16,710
                                                                                          -----------
               MISSOURI (2.1%)

     1,135     Cape Girardeau County IDA                   5.00           6/01/2014            1,163
     1,000     Cape Girardeau County IDA                   5.00           6/01/2017            1,016
     1,000     Fenton                                      4.00           4/01/2009            1,005
     2,440     Fenton                                      4.10           4/01/2010            2,457
     1,200     Fenton                                      5.00           4/01/2011            1,241
     1,750     Fenton                                      5.00           4/01/2012            1,817
     1,055     Missouri Joint Municipal Electric Utility
                    Commission (INS)                       5.00           1/01/2015            1,141
     5,500     Riverside IDA (INS)                         4.50           5/01/2016            5,323
     6,000     State Environmental Improvement and
                    Energy Resources Auth.                 4.00           1/02/2012            5,945
                                                                                          -----------
                                                                                              21,108
                                                                                          -----------
               NEBRASKA (0.3%)

       505     Investment Finance Auth. (INS)              5.05          11/15/2008              509
     2,570     O'Neil                                      4.80           5/01/2009            2,612
                                                                                          -----------
                                                                                               3,121
                                                                                          -----------
               NEW JERSEY (4.3%)

    10,000     Bayonne                                     5.00           9/18/2008           10,061
     8,982     Bayonne                                     5.00          10/24/2008            9,057
     1,000     Bayonne Redevelopment Agency                5.00           4/11/2009            1,009
     7,000     Jersey City Municipal Utilities Auth.       4.75          11/06/2008            7,082
     5,450     Tobacco Settlement Financing Corp.          5.00           6/01/2014            5,535
     9,640     Transit Corp.                               5.75           9/15/2014           10,352
                                                                                          -----------
                                                                                              43,096
                                                                                          -----------
               NEW MEXICO (0.6%)

     1,500     Jicarilla Apache Nation  (b)                5.00           9/01/2011            1,547
     1,850     Jicarilla Apache Nation  (b)                5.00           9/01/2013            1,926
     2,120     Sandoval County                             4.00           6/01/2015            2,140
                                                                                          -----------
                                                                                               5,613
                                                                                          -----------
               NEW YORK (7.9%)

     1,570     Albany IDA                                  5.25           7/01/2008            1,573
     5,000     Dormitory Auth. (INS) (ETM)                 5.50           7/01/2009            5,188
     1,000     Dormitory Auth.                             5.00           7/01/2013            1,008
     3,710     Dormitory Auth.                             5.00           7/01/2013            3,733
     3,010     Dormitory Auth.                             5.00           7/01/2014            3,000
     2,000     Dormitory Auth.                             4.00           2/15/2015            2,021
     2,675     Dormitory Auth.                             4.00           2/15/2015            2,712
     3,145     Dormitory Auth.                             5.00           7/01/2015            3,124
     4,095     Dormitory Auth.                             5.00           7/01/2015            4,067
     2,000     Dormitory Auth.                             4.00           8/15/2015            2,021
       720     Dormitory Auth.                             4.00           2/15/2016              724
     3,295     Dormitory Auth.                             5.00           7/01/2016            3,257

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USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$    4,000     East Rochester Housing Auth. (NBGA)         3.75%         12/20/2012        $   4,045
     1,915     New York City                               5.00           3/15/2008            1,923
     1,085     New York City  (ETM)                        5.00           3/15/2008            1,090
     3,940     New York City  (ETM)                        5.00           5/15/2008            3,971
     2,150     New York City Transitional Finance Auth.
                    (ETM)                                  5.00           8/15/2008            2,178
     7,850     New York City Transitional Finance Auth.    5.00           8/15/2008            7,954
     2,500     Seneca Nation Indians Capital
                    Improvements Auth.  (b)                5.25          12/01/2016            2,536
     5,095     Suffolk County IDA                          4.30          11/01/2011            5,065
    10,000     Thruway Auth. (INS) (ETM)                   5.00           4/01/2008           10,052
     7,650     Thruway Auth. (INS) (ETM)                   5.50           4/01/2008            7,700
       875     Ulster County IDA (LOC - Manufacturers &
                    Traders Trust Co.)                     5.20          11/15/2009              896
                                                                                          -----------
                                                                                              79,838
                                                                                          -----------
               NORTH CAROLINA (0.2%)

     2,100     Medical Care Commission                     4.38           7/01/2017            1,977
                                                                                          -----------
               OHIO (2.0%)

     3,750     American Municipal Power - Ohio, Inc.       5.00           2/01/2009            3,803
     7,500     American Municipal Power - Ohio, Inc.       5.00           2/01/2010            7,735
     4,500     Buckeye Tobacco Settlement Financing
                    Auth.                                  5.00           6/01/2015            4,551
       600     Franklin County                             5.25           7/01/2008              601
     1,240     Miami County                                5.25           5/15/2011            1,277
     1,865     Miami County                                5.25           5/15/2012            1,924
                                                                                          -----------
                                                                                              19,891
                                                                                          -----------
               OKLAHOMA (0.7%)

       935     Cherokee Nation (INS) (b)                   4.10          12/01/2011              930
     2,150     Cherokee Nation (INS) (b)                   4.30          12/01/2016            2,103
     1,685     Norman Regional Hospital Auth. (INS)        5.00           9/01/2011            1,729
     1,000     Norman Regional Hospital Auth. (INS)        5.00           9/01/2013            1,028
     1,090     Norman Regional Hospital Auth. (INS)        5.00           9/01/2014            1,121
                                                                                          -----------
                                                                                               6,911
                                                                                          ---------------
               OREGON (0.5%)

     5,400     Tri-County Metropolitan Transportation
                    District (INS)                         4.00           5/01/2014            5,438
                                                                                          -----------
               PENNSYLVANIA (1.3%)

     1,000     Allegheny County Hospital Dev. Auth.        5.00          11/15/2009              999
     9,750     Harrisburg Auth.  (b)                       4.50 (a)      12/15/2010            8,530
     1,500     Montgomery County IDA                       5.00          11/15/2016            1,536
     2,000     Montgomery County IDA                       5.00          11/15/2017            2,038
                                                                                          -----------
                                                                                              13,103
                                                                                          -----------
               PUERTO RICO (0.8%)

     7,500     Government Dev. Bank                        5.00          12/01/2014            7,814
                                                                                           ----------
               SOUTH CAROLINA (1.1%)

     2,125     Georgetown County                           5.13           2/01/2012            2,170

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                            (continued)


USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$    3,000     Jobs EDA (INS)                              4.05%          4/01/2013        $   2,947
     1,000     Lexington County Health Services
                    District, Inc.                         5.00          11/01/2014            1,046
     4,000     Richland County                             4.60           9/01/2012            4,000
     1,485     SCAGO Educational Facilities Corp. (INS)    4.00          12/01/2016            1,408
                                                                                          -----------
                                                                                              11,571
                                                                                          -----------
               TENNESSEE (0.0%)

       495     Springfield Health and Educational
                    Facilities Board                       4.90           8/01/2008              497
                                                                                          -----------
               TEXAS (9.8%)

     1,695     Austin Higher Education Auth.               4.80           8/01/2009            1,704
       605     Bexar County Health Facilities Dev.
                    Corp.                                  5.00           7/01/2011              617
     2,095     Duncanville ISD (NBGA)                      4.42 (a)       2/15/2008            2,087
     1,335     Gregg County Health Facilities Dev.
                    Corp.                                  5.00          10/01/2015            1,359
     2,105     Gregg County Health Facilities Dev.
                    Corp.                                  5.00          10/01/2016            2,132
       750     Harlandale ISD (NBGA)                       5.10 (a)       8/15/2008              736
     1,110     Harrison County Health Facilities Dev.
                    Corp. (INS) (ETM)                      4.90           1/01/2008            1,110
     1,090     Hidalgo County Health Services Corp.        4.00           8/15/2008            1,088
       190     Hidalgo County Health Services Corp.        5.00           8/15/2010              193
     3,885     Houston ISD (INS)                           4.90 (a)       9/15/2008            3,800
     3,000     Houston ISD (NBGA)                          4.55 (a)       2/15/2009            2,894
     5,260     Houston ISD Public Facility Corp. (INS)     4.90 (a)       9/15/2008            5,145
     1,875     Lewisville (INS)                            5.00           9/01/2010            1,844
     4,000     Lewisville ISD (NBGA)                       4.01 (a)       8/15/2010            3,669
     3,000     Lewisville ISD (NBGA)                       4.07 (a)       8/15/2011            2,649
       500     Midlothian Dev. Auth. (INS)                 5.00          11/15/2011              514
       760     Midlothian Dev. Auth. (INS)                 5.00          11/15/2012              780
       535     Midlothian Dev. Auth. (INS)                 5.00          11/15/2013              550
       560     Midlothian Dev. Auth. (INS)                 5.00          11/15/2014              576
       390     Midlothian Dev. Auth. (INS)                 5.00          11/15/2015              400
    20,000     North Texas Tollway Auth.                   4.13          11/19/2008           20,031
     1,220     Northwest ISD (NBGA)                        4.01 (a)       2/15/2013            1,011
     1,000     Northwest ISD (NBGA)                        4.07 (a)       2/15/2014              793
     8,150     Plano ISD (NBGA)                            4.42 (a)       2/15/2008            8,119
     1,000     San Leanna Education Facilities Corp.       5.00           6/01/2013            1,028
     1,585     San Leanna Education Facilities Corp.       5.00           6/01/2017            1,621
     1,000     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.00           5/15/2011            1,023
     1,000     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.25          11/15/2011              983
     1,155     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.25          11/15/2012            1,130
     1,220     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.00          11/15/2013            1,248
     1,100     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.25          11/15/2013            1,068
     1,265     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.25          11/15/2014            1,210
     1,470     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.00           5/15/2015            1,503
     1,250     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.75          11/15/2015            1,257

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$    1,000     Tarrant County Cultural Education
                    Facilities Finance Corp.               5.00%         11/15/2017        $   1,010
     2,810     Tyler Health Facilities Dev. Corp.          5.00          11/01/2013            2,839
     4,575     Tyler Health Facilities Dev. Corp.          5.00          11/01/2014            4,608
     3,360     Tyler Health Facilities Dev. Corp.          5.00          11/01/2015            3,369
     6,155     Tyler Health Facilities Dev. Corp.          5.25          11/01/2016            6,244
       710     Wylie ISD (NBGA) (ETM)                      4.40 (a)       8/15/2008              697
       675     Wylie ISD (NBGA)                            4.40 (a)       8/15/2008              662
     1,225     Wylie ISD (NBGA) (ETM)                      4.50 (a)       8/15/2009            1,163
     2,155     Wylie ISD (NBGA)                            4.50 (a)       8/15/2009            2,046
                                                                                          -----------
                                                                                              98,510
                                                                                          -----------
               UTAH (1.8%)

    18,470     Jordanelle Special Service District
                    (acquired 06/15/2007, cost
                    $18,470)(c)                            4.58           6/20/2009           18,616
                                                                                          -----------
               VIRGINIA (2.6%)

    18,665     Chesapeake Port Facility IDA                3.90           3/01/2013           18,476
     5,655     Marquis Community Dev. Auth.                5.10           9/01/2013            5,621
     2,000     Newport News IDA                            5.50           9/01/2008            2,031
                                                                                          -----------
                                                                                              26,128
                                                                                          -----------
               WISCONSIN (0.7%)

     6,885     Kenosha (INS) (ETM)                         4.50 (a)      10/15/2008            6,720
                                                                                          -----------
               Total Fixed-Rate Instruments (cost: $568,485)                                 567,203
                                                                                          -----------

               PUT BONDS (22.5%)

               ARIZONA (2.9%)

    10,000     Maricopa County                             2.90           6/01/2035            9,908
    11,000     Maricopa County                             4.00           1/01/2038           11,081
     8,560     Tolleson Municipal Finance Corp.            4.20           5/01/2015            8,560
                                                                                          -----------
                                                                                              29,549
                                                                                          -----------
               CALIFORNIA (3.8%)

    10,150     Association of Bay Area Governments
                    Finance Auth. for Nonprofit Corps.     6.25           8/15/2030           10,292
     5,900     Fresno                                      4.88           1/01/2028            5,989
       245     Health Facilities Financing Auth.  (PRE)    4.45           7/01/2026              256
     2,755     Health Facilities Financing Auth.           4.45           7/01/2026            2,814
     5,000     Statewide Communities Dev. Auth. (INS)      4.10           4/01/2028            5,096
     5,775     Statewide Communities Dev. Auth.            3.85          11/01/2029            5,832
     8,500     Statewide Communities Dev. Auth.            3.45           4/01/2035            8,489
                                                                                          -----------
                                                                                              38,768
                                                                                          -----------
               COLORADO (0.3%)

     3,000     Health Facilities Auth.                     3.75           6/01/2034            3,003
                                                                                          -----------
               FLORIDA (1.5%)

     7,500     Highlands County Health Facilities Auth.    5.00          11/15/2029            7,674

10

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
$    5,000     Highlands County Health Facilities Auth.    3.95%         11/15/2032        $   5,005
     2,500     Univ. Athletic Association, Inc. (LOC -
                    SunTrust Bank)                         2.80          10/01/2031            2,486
                                                                                          -----------
                                                                                              15,165
                                                                                          -----------
               ILLINOIS (2.0%)

     2,500     Educational Facilities Auth.                4.05           7/01/2025            2,527
     1,250     Educational Facilities Auth.                4.13           3/01/2030            1,263
     1,250     Educational Facilities Auth.                4.13           3/01/2030            1,245
     1,550     Educational Facilities Auth.                3.35           3/01/2034            1,544
    12,000     Educational Facilities Auth.                3.65           3/01/2034           11,980
     1,900     Educational Facilities Auth.                3.90          11/01/2036            1,907
                                                                                          -----------
                                                                                              20,466
                                                                                          -----------
               IOWA (0.8%)

     8,500     Chillicothe                                 3.60          11/01/2023            8,510
                                                                                          -----------
               LOUISIANA (2.5%)

    10,000     Local Government Environmental Facilities
                    and Community Dev. Auth. (INS)         2.95           3/01/2030            9,972
     5,000     Offshore Terminal Auth.                     3.65          10/01/2021            5,007
    10,000     Offshore Terminal Auth.                     4.30          10/01/2037           10,185
                                                                                          -----------
                                                                                              25,164
                                                                                          ------------
               MARYLAND (1.0%)

    10,000     Anne Arundel County                         4.20           6/01/2013           10,000
                                                                                          -----------
               MISSOURI (0.4%)

     4,000     Bi-State Dev. Agency (LOC - JPMorgan
                    Chase Bank, N.A.)                      3.95          10/01/2035            4,037
                                                                                          -----------
               NEW MEXICO (0.6%)

     5,500     Farmington (INS)                            4.00          6/01/2032             5,523
                                                                                          -----------
               NEW YORK (1.0%)

     1,925     Amherst IDA (INS)                           4.20          10/01/2031            1,925
     1,100     Brookhaven IDA (LOC - North Fork Bank)      4.25          11/01/2037            1,109
     7,000     Hempstead                                   5.00          12/01/2010            7,020
                                                                                          -----------
                                                                                              10,054
                                                                                          -----------
               OHIO (0.2%)

     2,015     Allen County (LOC - National City Bank)     3.00           4/15/2018            2,014
                                                                                          -----------
               TEXAS (2.2%)

     9,895     Northside ISD (NBGA)                        4.10           6/01/2035           10,109
    12,000     Red River Education Finance Corp.           2.75           3/01/2031           11,844
                                                                                          -----------
                                                                                              21,953
                                                                                          -----------

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
               VIRGINIA (0.4%)

$    3,750     Peninsula Ports Auth.                       3.30%         10/01/2033        $   3,748
                                                                                          -----------
               WYOMING (2.9%)

    15,000     Lincoln County                              3.40           1/01/2016           14,839
    14,000     Sweetwater County                           3.90          12/01/2014           14,049
                                                                                          -----------
                                                                                              28,888
                                                                                          -----------
               Total Put Bonds (cost: $225,708)                                              226,842
                                                                                          -----------

               PERIODIC AUCTION RESET BONDS (5.9%)

               ARIZONA (1.1%)

    11,500     Maricopa County IDA                         5.41           1/01/2039           11,500
                                                                                          -----------
               CALIFORNIA (1.9%)

     9,450     Statewide Communities Dev. Auth. (INS)     15.50          12/01/2028            9,450
     8,000     Statewide Communities Dev. Auth. (INS)     12.00           5/15/2029            8,000
       700     Statewide Communities Dev. Auth. (INS)     12.50           5/15/2029              700
     1,000     Statewide Communities Dev. Auth. (INS)     12.50           5/15/2029            1,000
                                                                                          -----------
                                                                                              19,150
                                                                                          -----------
               FLORIDA (1.7%)

     7,050     Brevard County Health Facilities Auth.
                    (INS)                                 15.50          12/01/2028            7,050
     9,550     Volusia County IDA (INS)                   15.50          12/01/2028            9,550
                                                                                          -----------
                                                                                              16,600
                                                                                          -----------
               OKLAHOMA (1.2%)

    12,000     Tulsa County Industrial Auth.               5.53          1/01/2039            12,000
                                                                                          -----------
               Total Periodic Auction Reset Bonds (cost: $59,250)                             59,250
                                                                                          -----------

               VARIABLE-RATE DEMAND NOTES (15.2%)

               ALABAMA (3.1%)

    31,450     McIntosh                                    4.30           7/01/2028           31,450
                                                                                         ------------
               CALIFORNIA (0.6%)

     6,000     State (LIQ)(NBGA) (b)                       3.82           5/01/2014            6,000
                                                                                          -----------
               DELAWARE (1.0%)

    10,100     EDA                                         3.75           7/01/2024           10,100
                                                                                          -----------
               FLORIDA (1.7%)

     6,000     Broward County Health Facilities Auth.
                    (INS)(LIQ)                             5.00           9/01/2032            6,000
    11,495     Housing Finance Corp. (LIQ)(NBGA) (b)       5.00          10/01/2032           11,495
                                                                                          -----------
                                                                                              17,495
                                                                                          -----------

12

  P O R T F O L I O
=======================---------------------------------------------------------
                            of INVESTMENTS (in thousands)
                            (continued)


USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

    PRINCIPAL                                              COUPON             FINAL          MARKET
       AMOUNT  SECURITY                                      RATE          MATURITY           VALUE
 ----------------------------------------------------------------------------------------------------
               GEORGIA (0.4%)

$    4,000     La Grange Dev. Auth.                        3.72%         10/01/2012        $   4,000
                                                                                          -----------
               IDAHO (2.0%)

    19,885     American Falls Reservoir District           4.75           2/01/2025           19,885
                                                                                          -----------
               NORTH CAROLINA (0.6%)

     5,480     Medical Care Commission (LIQ)(INS)          5.35          11/15/2009            5,480
                                                                                          -----------
               OHIO (0.8%)

     7,440     Marion County (LOC - Huntington National
                    Bank)                                  3.92           9/01/2024            7,440
                                                                                          -----------
               PENNSYLVANIA (0.9%)

     9,100        Berks County IDA (NBGA)                  4.55           7/01/2016            9,100
                                                                                          -----------
               PUERTO RICO (1.0%)

    10,000     Sales Tax Financing Corp. (LIQ) (b)         3.77           8/01/2057           10,000
                                                                                          -----------
               SOUTH DAKOTA (1.0%)

    10,400     Grant County                                3.97          12/01/2012           10,400
                                                                                          -----------
               WYOMING (2.1%)

     8,485     Converse County                             3.75          12/01/2020            8,485
     9,335     Sweetwater County                           3.75          12/01/2020            9,335
     3,500     Sweetwater County                           3.75          12/01/2020            3,500
                                                                                          -----------
                                                                                              21,320
                                                                                          -----------
               Total Variable-Rate Demand Notes (cost: $152,669)                             152,670
                                                                                          -----------


               TOTAL INVESTMENTS (COST: $1,006,112)                                     $  1,005,965
                                                                                          ===========

  N O T E S
=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS


USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

14

  N O T E S
=======================---------------------------------------------------------
                            to Portfolio of INVESTMENTS
                            (continued)

USAA TAX EXEMPT SHORT-TERM FUND
DECEMBER 31, 2007 (UNAUDITED)

B. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of December 31, 2007.

C. As of December 31, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2007, were $5,066,000 and $5,213,000, respectively, resulting in net unrealized depreciation of $147,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,008,312,000 at December 31, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.



SPECIFIC NOTES
(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at December 31, 2007, was $22,452,000, which represented 2.2% of the Fund's net assets.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    02/28/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/28/2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    02/28/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.